Equity-Based Compensation - Summary of Stock option activity (Details) - 2023 and 2020 Equity Incentive Plan [Member] - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, Begining Balance		854	112
Number of options, Granted	324	0	938
Number of options, Exercised		0	(169)
Number of options, Cancelled or forfeited		(46)	(25)
Number of options, Outstanding, Ending Balance		808	854	112
Options exercisable		344	231
Number of options, unvested		491	640
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Begining Balance		$ 10,118	$ 9,200
Granted		0	9,040
Exercised		0	2,120
Cancelled or forfeited		8,428	5,200
Outstanding, Ending Balance		10,214	10,118	$ 9,200
Options exercisable		6,311	6,880
Weighted average exercise price, Options unvested,Ending Balance		$ 14,395	$ 12,400
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsWeightedAverageRemainingContractualTerm [Abstract]
Balance		8 years 6 months	9 years 3 months 18 days	9 years 7 months 6 days
Options exercisable		8 years 4 months 24 days	9 years
Options unvested		8 years 7 months 6 days	9 years 4 months 24 days
ShareBasedCompensationArrangementByShareBasedPaymentAwardOptionsAggregateIntrinsicValue [Abstract]
Outstanding, aggregate intrinsic value, outstanding		$ 0	$ 547	$ 11,706
Exercised			12,690
Options exercisable		0	264
Unvested, aggregate intrinsic value		$ 0	$ 299
Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding [Roll Forward]
Number of options, Outstanding, Begining Balance		856
Number of options, Outstanding, Ending Balance			856
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding, Begining Balance		$ 10,120
Outstanding, Ending Balance			$ 10,120